Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets
Schedule of carrying amount of goodwill and intangible assets

The following table provides the Company’s goodwill, in-process R&D, and intangible assets as of December 31, 2022 and 2021.

		In-process	Intangible
	Goodwill	R&D	Assets
Balance at December 31, 2020	$1,452,338	$5,866,000	$—
Impairment	(1,452,338)	(2,366,000)	—
Balance at December 31, 2021	—	3,500,000	—
Impairment	—	(3,500,000)	—
Acquisition of Elusys Therapeutics	5,067,748	—	11,200,000
Measurement period adjustments	(1,765,789)	—	(1,500,000)
Amortization	—	—	(1,030,625)
Reclassified to discontinued operations	(3,301,959)	—	(8,669,375)
Balance at December 31, 2022	$—	$—	$—